Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Text Block Abstract
FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement of fair value assumes the sale transaction of an asset or the transference of the liability happens within the main asset or liability market, or the most advantageous market for the asset or liability.

For financial instruments with no available market prices, fair values have been estimated by using recent transactions in analogous instruments, and in the absence thereof, the present values or other valuation techniques based on mathematical valuation models sufficiently accepted by the international financial community. In the use of these models, consideration is given to the specific particularities of the asset or liability to be valued, and especially to the different kinds of risks associated with the asset or liability.

These techniques are significantly influenced by the assumptions used, including the discount rate, the estimates of future cash flows and prepayment expectations. Hence, the fair value estimated for an asset or liability may not coincide exactly with the price at which that asset or liability could be delivered or settled on the date of its valuation and may not be justified in comparison with independent markets.

Except as detailed in the following table, management considers that the carrying amounts of financial assets and financial liabilities recognised in the consolidated financial statements approximate their fair values.

Determination of fair value of financial instruments

Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2022 and 2021:

	As of December 31,
	2022		2021
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	11,672,960	11,672,960	9,494,471	9,494,471
Debt financial instruments	154,046	154,046	73,347	73,347
Financial assets at FVOCI
Debt financial instrument	5,880,733	5,880,733	5,803,139	5,803,139
Other financial instruments	142,306	142,306	105,437	99,375
Financial derivative contracts for hedge accounting	477,762	477,762	629,136	629,136
Financial assets at amortised cost
Debt financial instruments	4,867,591	4,496,503	4,691,730	4,249,697
Interbank loans	32,991	32,918	428	430
Loans and account receivable from customers	38,696,410	39,181,962	35,477,200	35,654,706
Guarantee deposits (margin accounts)	2,442,325	2,442,325	1,988,410	1,988,410

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	11,319,320	11,319,320	9,507,031	9,507,031
Financial derivative contracts for accounting hedges	2,788,794	2,788,794	1,364,210	1,364,210
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	14,086,226	17,900,938	17,900,938
Time deposits and other time liabilities	12,978,790	13,117,554	10,131,055	10,177,658
Interbank borrowings	8,864,765	8,223,783	8,826,583	8,867,185
Issued debt instruments	7,165,893	6,871,028	6,935,423	7,058,404
Other financial liabilities	292,995	292,995	182,907	186,150
Regulatory capital financial instruments	1,733,869	2,459,632	1,461,637	1,487,555
Guarantees received (margin accounts)	1,017,968	1,017,968	857,679	857,679

The fair value approximates the carrying amount of the following line items due to their short-term nature: cash and deposits-banks, cash items in process of collection and investments under resale or repurchase agreements.

In addition, the fair value estimates presented above do not attempt to estimate the value of the Bank’s profits generated by its business activity, nor its future activities, and accordingly, they do not represent the Bank’s value as a going concern. Below is a detail of the methods used to estimate the financial instruments’ fair value.

a.	Financial assets held for trading and Debt instruments at FVOCI

The estimated fair value of these financial instruments was established using market values or estimates from an available dealer, or quoted market prices of similar financial instruments. Investments are evaluated at recorded value since they are considered as having a fair value not significantly different from their recorded value. To estimate the fair value of debt investments or representative values in these lines of businesses, we take into consideration additional variables and elements, as long as they apply, including the estimate of prepayment rates and credit risk of issuers.

b.	Loans and accounts receivable at amortised cost

Fair value of commercial, mortgage and consumer loans and credit cards are measured through a discounted cash flow (DCF) analysis. To do so, we use current market interest rates considering product, term, amount and similar loan quality. Fair value of loans with 90 days or more of delinquency are measured by means of the market value of the associated guarantee, minus the rate and term of expected payment. For variable rate loans whose interest rates change frequently (monthly or quarterly) and that are not subjected to any significant credit risk change, the estimated fair value is based on their book value.

c.	Deposits

Disclosed fair value of deposits that do not bear interest and saving accounts is the amount payable at the reporting date and, therefore, equals the recorded amount. Fair value of time deposits is calculated through a discounted cash flow calculation that applies current interest rates from a monthly calendar of scheduled maturities in the market.

d.	Short and long term issued debt instruments

The fair value of these financial instruments is calculated by using a discounted cash flow analysis based on the current incremental lending rates for similar types of loans having similar maturities.

e.	Financial derivative contracts for trading and hedge accounting

The estimated fair value of financial derivative contracts is calculated using the prices quoted on the market for financial instruments having similar characteristics.

The fair value of interest rate swaps represents the estimated amount that the Bank determines as exit price in accordance with IFRS 13.

If there are no quoted prices from the market (either direct or indirect) for any derivative instrument, the respective fair value estimates have been calculated by using models and valuation techniques such as Black-Scholes, Hull, and Monte Carlo simulations, taking into consideration the relevant inputs/outputs such as volatility of options, observable correlations between underlying assets, counterparty credit risk, implicit price volatility, the velocity with which the volatility reverts to its average value, and the straight-line relationship (correlation) between the value of a market variable and its volatility, among others.

Measurement of fair value and hierarchy

IFRS 13 - Fair Value Measurement, provides a hierarchy of reasonable values which separates the inputs and/or valuation technique assumptions used to measure the fair value of financial instruments. The hierarchy reflects the significance of the inputs used in making the measurement. The three levels of the hierarchy of fair values are the following:

●	Level 1: the inputs are quoted prices (unadjusted) on active markets for identical assets and liabilities that the Bank can access on the measurement date

●	Level 2: inputs other than the quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

●	Level 3: inputs are unobservable inputs for the asset or liability i.e. they are not based on observable market data

The hierarchy level within which the fair value measurement is categorized in its entirety is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

The best evidence of a financial instrument’s fair value at the initial time is the transaction price.

In cases where quoted market prices cannot be observed, Management makes its best estimate of the price that the market would set using its own internal models which in most cases use data based on observable market parameters as a significant input (Level 2) and, in very specific cases, significant inputs not observable in market data (Level 3), various techniques are employed to make these estimates, including the extrapolation of observable market data.

Financial instruments at fair value and determined by quotations published in active markets (Level 1) include:

-	Chilean Government and Department of Treasury bonds

-	Mutual funds

Instruments which cannot be 100% observable in the market are valued according to other inputs observable in the market (Level 2).

The following financial instruments are classified under Level 2:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Mortgage and private bonds	Present Value of Cash Flows Model

Internal Rates of Return (“IRRs”) are provided by RiskAmerica, according to the following criterion:

If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given nemotechnic, the reported rate is the weighted average amount of the observed rates.

In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on historical spread for the same item or similar ones.

● Time deposits	Present Value of Cash Flows Model

IRRs are provided by RiskAmerica, according to the following criterion:

If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given mnemonic, the reported rate is the weighted average amount of the observed rates.

In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on issuer curves.

● Constant Maturity Swaps (CMS), FX and Inflation Forward (Fwd) , Cross Currency Swaps (CCS), Interest Rate Swap (IRS)	Present Value of Cash Flows Model

IRRs are provided by ICAP, GFI, Tradition, and Bloomberg according to this criterion:

With published market prices, a valuation curve is created by the bootstrapping method and is then used to value different derivative instruments.

● FX Options	Black-Scholes

Formula adjusted by the volatility simile (implicit volatility), Prices (volatility) are provided by BGC Partners, according to this criterion:

With published market prices, a volatility parameter is created by interpolation and then these volatilities are used to value options.

● Guarantee deposits, guarantee received (Threshold)	Present Value of Cash Flows Model	Collateral associated to derivatives financial contracts: Average trading swap (CMS), FX and inflation Forward, Cross Currency Swap (CCS), Interest Rate Swap (IRS) y FX options.

In limited occasions significant inputs not observable in market data are used (Level 3). Several techniques are used to perform these estimates, including extrapolation of observable market data or a mix of observable data.

The following financial instruments are classified under Level 3:

Type of financial instrument	Model used in valuation	Description of no observable inputs
● Caps/ Floors/ Swaptions	Black Normal Model for Cap/Floors and Swaptions	There is no observable input of implicit volatility.

● UF options	Black – Scholes	There is no observable input of implicit volatility.

● Cross currency swap with window	Hull-White	Hybrid HW model for rates and Brownian motion for FX There is no observable input of implicit volatility.

● CCS (special contracts)	Implicit Forward Rate Agreement (FRA)	Start Fwd unsupported by MUREX (platform) due to the UF forward estimate.

● Cross currency swap, Interest rate swap, Call money swap in Tasa Activa Bancaria (Active Bank Rate) TAB,	Present Value of Cash Flows Model	Validation obtained by using the interest curve and interpolating flow maturities, but TAB is not a directly observable variable and is not correlated to any market input.

● Debt instruments (in our case, low liquidity bonds)	Present Value of Cash Flows Model	Valued by using similar instrument prices plus a charge-off rate by liquidity.

● Loans and account receivable at FVOCI	Present Value of Cash Flows Model	Measured by discounting estimated cash flow using the interest rate of new contracts.

The Bank does not believe that any change in unobservable inputs with respect to level 3 instruments would result in a significantly different fair value measurement.

The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	11,672,960	-	11,672,922	38
Debt financial instruments	154,046	154,046	-	-
Financial assets at FVOCI
Debt financial instrument	5,880,733	5,870,407	9,894	432
Other financial instruments	142,306	-	-	142,306
Financial derivative contracts for hedge accounting	477,762	-	477,762	-
Guarantee deposits (margin accounts)	2,442,327		2,442,327	-
Total	20,770,134	6,024,453	14,602,905	142,776
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	11,319,320	-	11,319,320	-
Financial derivative contracts for accounting hedges	2,788,794	-	2,788,794	-
Guarantees received (margin accounts)	1,017,968	-	1,017,968	-
Total	15,126,082	-	15,126,082	-

	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	9,494,471	-	9,494,471	-
Debt financial instruments	73,347	42,437	30,910	-
Financial assets at FVOCI
Debt financial instrument	5,803,139	5,789,050	13,534	555
Other financial instruments	99,375	-	-	99,375
Financial derivative contracts for hedge accounting	629,136	-	626,640	2,496
Guarantee deposits (margin accounts)	1,988,410	-	1,988,410	-
Total	18,087,878	5,831,487	12,153,965	102,426
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,507,031	-	9,507,031	-
Financial derivative contracts for accounting hedges	1,364,210	-	1,364,210	-
Guarantees received (margin accounts)	857,679	-	857,679	-
Total	11,728,920	-	11,728,920	-

The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	4,496,503	4,496,503	-	-
Interbank loans	32,918	-	-	32,918
Loans and account receivable from customers	39,181,962	-	-	39,181,962
Total	43,711,383	4,496,503	-	39,214,880
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	-	-	14,086,226
Time deposits and other time liabilities	13,117,554	-	13,117,554	-
Interbank borrowings	8,223,783	-	8,223,783	-
Issued debt instruments	6,871,028	-	6,871,028	-
Other financial liabilities	292,995	-	292,995	-
Regulatory capital financial instruments	2,459,632	-	2,459,632	-
Total	45,051,218	-	30,964,992	14,086,226

	Fair value measurement
As of December 31,	2021	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	4,249,697	4,249,697	-	-
Interbank loans	430	-	-	430
Loans and account receivable from customers	35,654,706	-	-	35,654,706
Total	39,904,833	4,249,697	-	35,655,136
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	17,983,282	-	-	17,900,938
Time deposits and other time liabilities	10,177,658	-	10,221,663	-
Interbank borrowings	8,867,185	-	8,905,524	-
Issued debt instruments	7,058,404	-	7,058,404	-
Other financial liabilities	186,150	-	186,150	-
Regulatory capital financial instruments	1,487,555	-	1,487,555	-
Total	45,760,234	-	27,859,296	17,900,938

The fair values of other assets and other liabilities approximate their carrying values.

The methods and assumptions to estimate the fair value are defined below:

-	Loans and amounts due from credit institutions and from customers – Fair value are estimated for groups of loans with similar characteristics. The fair value was measured by discounting estimated cash flow using the interest rate of new contracts. That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk-free interest rate are incorporated to the risk-free yield curve in order to calculate the loan portfolio fair value. In terms of behavior assumptions, it is important to underline that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.

-	Deposits and interbank borrowings – The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximate fair value.

-	Issued debt instruments and other financial liabilities – The fair value of long-term loans was estimated by cash flow discounted at the interest rate offered on the market with similar terms and maturities.

The valuation techniques used to estimate each level are defined in Note 1,i)

There were no transfers between levels 1 and 2 for the year ended December 31, 2022 and 2021.

The table below shows the effect, at December 31, 2022 and 2021, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2022
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	(0.6)	0.6
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(0.07)	0.07

As of December 31, 2021
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	(0.6)	0,6
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(0.1)	0.1

(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2022, 2021 and 2020:

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2022	102,426	-
Total realized and unrealized profits (losses)
Included in statements of income	139,848	-
Included in other comprehensive income	(99,498)	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2022	142,776	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2022	40,350	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2021	77,458	2,760
Total realized and unrealized profits (losses)
Included in statements of income	(4,711)	-
Included in other comprehensive income	30,073	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(394)	(2,760)
As of December 31, 2021	102,426	-

Total profits or losses included in comprehensive income for 2021 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2021	24,968	(2,760)

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2020	81,678	2,950
Total realized and unrealized profits (losses)
Included in statements of income	(196)	1,012
Included in other comprehensive income	3,087	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(7,111)	(1,202)
As of December 31, 2020	77,458	2,760

Total profits or losses included in comprehensive income for 2020 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2020	(4,220)	(190)

The realized and unrealized profits (losses) included in comprehensive income for 2022 and 2021, in the assets and liabilities measured at fair value on a recurrent basis through unobservable market data (Level 3) are recorded in the Statements of Comprehensive Income.

The potential effect as of December 31, 2022 and 2021 on the valuation of assets and liabilities valued at fair value on a recurrent basis through unobservable significant inputs (level 3), generated by changes in the principal assumptions if other reasonably possible assumptions that are less or more favorable were used, is not considered by the Bank to be significant.

The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2022 and 2021:

	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	10,280,291	-	10,280,291	1,870,431	12,150,722
Loans and accounts receivable and interbank loans (2)	-	-	-	37,692,840	37,692,840
Total	10,280,291	-	10,280,291	39,563,271	49,843,562
Liabilities
Financial derivative contracts and hedge accounting	11,365,281	-	11,365,281	2,742,833	14,108,114
Investments under resale agreements	315,355	-	315,355	-	315,355
Deposits and interbank borrowings	-	-	-	35,929,781	35,929,780
Total	11,680,636	-	11,680,636	38,672,614	50,353,249

(1)	Derivatives contract have guarantees associated for Ch$1,695,431 million and Ch$746,729, respectively.

(2)	Loans and accounts receivable and interbank loans at amortised cost

(3)	Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	8,976,617	-	8,976,617	1,146,990	10,123,607
Loans and accounts receivable and interbank loans (2)	-	-	-	35,477,628	35,477,628
Total	8,976,617	-	8,976,617	36,624,618	45,601,235
Liabilities
Financial derivative contracts and hedge accounting	8,730,066	-	8,730,066	2,141,175	10,871,241
Investments under resale agreements	86,634	-	86,634	-	86,634
Deposits and interbank borrowings (3)	-	-	-	36,858,576	36,858,576
Total	8,816,700	-	8,816,700	38,999,751	47,816,451

(1)	Derivatives contract have guarantees associated for Ch$882,398 million and Ch$999,425, respectively.

(2)	Loans and accounts receivable and interbank loans at amortised cost

(3)	Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate. In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2022		As of December 31, 2021
	Assets	Liability	Assets	Liability
Financial derivative contracts	MCh$	MCh$	MCh$	MCh$

Financial derivative contracts with collateral agreement threshold equal to zero	8,177,074	9,588,768	8,696,994	9,280,079
Financial derivative contracts with non-zero threshold collateral agreement	440,091	536,318	1,124,413	906,479
Financial derivative contracts without collateral agreement	3,533,557	3,983,028	302,200	684,683
Total	12,150,722	14,108,114	10,123,607	10,871,241